SUBSEQUENT EVENTS	6 Months Ended
Apr. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of the filing. Management is not aware of any significant events that occurred subsequent to the balance sheet date that would have a material effect on the financial statements and would require adjustment or disclosure thereto.